Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Warrants [Line Items]
WARRANTS

6.      WARRANTS

In connection with the issuance of promissory notes in September 2010 and March 2011, the Company issued detachable warrants to purchase 76,180 and 25,394 shares of Series B redeemable convertible preferred stock, respectively, at $1.97 per share to the lenders, which were immediately exercisable. The warrants have a ten-year expiration date from the applicable closing date of September 2020 and March 2021. The remaining warrants were exercised during the fourth quarter of the year ended December 31, 2020 and, therefore, were no longer outstanding as of September 30, 2021.

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C redeemable convertible preferred stock, respectively, at $6.71 per share to the lenders, which were immediately exercisable. The warrants have a ten-year expiration date from the applicable closing date of April 2023 and November 2023, respectively.

The Company recorded the warrants initially at fair value as warrant liabilities on the condensed consolidated balance sheets (see Note 8 for additional information). The fair value of the warrants as of September 30, 2021 and December 31, 2020 was $4,705 and $2,004, respectively, with the corresponding change in fair value of the warrant liability recorded as other expense, net within the condensed consolidated statements of operations and comprehensive loss.

In connection with the issuance of the Company’s 2021 Note Payable (“March 2021 Note Payable”) and 2021 Convertible Notes (“June 2021 Note”), the Company issued detachable warrants to purchase 127,570 and 63,785 shares of common stock, respectively, with an exercise price of $20.37 per share to the lenders, which were immediately exercisable. The Company recorded the warrants as paid-in-capital on the condensed consolidated balance sheets based on the allocation of its relative fair value of the debt proceeds. See Note 8 for additional information on the fair value calculation. The fair value in relation to the March 2021 Note Payable was allocated to the notes as a discount. The fair value in relation to the June 2021 Note was capitalized as an asset, as the underlying debt bears similarity to a revolving commitment. As the warrants were classified as equity, they are not subject to remeasurement at the end of each reporting period. The warrants have a ten-year expiration date from the applicable closing date of March 2031 and June 2031, respectively.

During the nine months ended September 30, 2021 and 2020, no warrants were exercised.

7.      WARRANTS

Promissory notes issued with detachable Series B preferred stock warrants

In connection with the issuance of promissory notes in September 2010 and March 2011, the Company issued detachable warrants to purchase 76,180 and 25,394 shares of Series B redeemable convertible preferred stock, respectively, at $1.97 per share to the lenders, which were immediately exercisable. The promissory notes were repaid in 2013. The fair value of the September 2010 and March 2011 warrants of approximately $113,000 and $57,000, respectively, was recorded as a warrant liability with a corresponding discount recorded against the outstanding balance at the inception of the agreements. This discount was amortized to interest expense over the notes’ repayment periods through 2013.

The Company revalued its Series B preferred stock warrants as of December 31, 2020, resulting in an increase in fair value of approximately $269,000, which was recorded in Other expense, net, in the accompanying Consolidated Statement of Operations and Comprehensive Loss, with a corresponding increase to the warrant liability. The Company determined the fair value per share of the underlying Series B convertible preferred stock by taking into consideration the most recent sales of its redeemable convertible preferred stock, results obtained from third party valuations and additional factors that are deemed relevant. As a private company, specific historical and implied volatility information of its stock is not available. Therefore, the Company estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies for a term equal to the expected term of the redeemable convertible preferred stock warrant. This risk free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the expected term of the redeemable convertible preferred stock warrant. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. In November 2020, the Series B preferred stock warrants were exercised in full resulting in the issuance of 101,574 Series B preferred shares at $1.97 per share in exchange for $200,000. The fair value of the warrants on the date of exercise was approximately $1,931,000 and was recorded as additional paid in capital on the Company’s Consolidated Statement of Redeemable Convertible Preferred Stock and Stockholders’ Deficit.

The Company determined the fair value of the Series B preferred stock warrants using the Black-Scholes-Merton option pricing model using the following assumptions:

Expected dividend rate	0%
Risk free interest rate	0.11%
Expected volatility	41%
Expected term (years)	0.36

Promissory notes issued with detachable Series C preferred stock warrants

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C redeemable convertible preferred stock, respectively, at $6.71 per share to the lenders, which were immediately exercisable. The fair value of the April 2013 and November 2013 warrants of approximately $141,000 and $291,000, respectively, was recorded as a warrant liability with a corresponding discount recorded against the outstanding notes at the inception of the agreements. This discount was amortized to interest expense over the notes’ repayment periods. The Company revalued its Series C preferred stock warrants as of December 31, 2020 resulting in an increase in fair value of approximately $318,000 which was recorded in Other expense, net, in the accompanying Consolidated Statement of Operations and Comprehensive Loss, with a corresponding increase to the warrant liability. As of December 31, 2020, none of these warrants have been exercised. The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the April 2013 and November 2013 warrants as of December 31, 2020 was approximately $2,004,000.

The Company determined the fair value of the April 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option pricing model using the following assumptions:

Expected dividend rate	0%
Risk free interest rate	0.14%
Expected volatility	48%
Expected term (years)	2.16

The Company determined the fair value of the November 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option pricing model and the following assumptions:

Expected dividend rate	0%
Risk-free interest rate	0.16%
Expected volatility	47%
Expected term (years)	2.87

8.      WARRANTS

Promissory Notes Issued with Detachable Series B Preferred Stock Warrants

In connection with the issuance of promissory notes in September 2010 and March 2011, the Company issued detachable warrants to purchase 76,180 and 25,394 shares of Series B redeemable convertible preferred stock, respectively, at $1.97 per share to the lenders, which were immediately exercisable. The promissory notes were repaid in 2013. The fair value of the September 2010 and March 2011 warrants of approximately $113,000 and $57,000, respectively, was recorded as a warrant liability with a corresponding discount recorded against the outstanding balance at the inception of the agreements. This discount was amortized to interest expense over the notes’ repayment periods through 2013.

The Company revalued its Series B preferred stock warrants as of December 31, 2019, resulting in an increase in fair value of approximately $224,000, which was recorded in other expense, net, in the accompanying Consolidated Statement of Operations and Comprehensive Loss, with a corresponding increase to the warrant liability. The Company determined the fair value per share of the underlying Series B convertible preferred stock by taking into consideration the most recent sales of its redeemable convertible preferred stock, results obtained from third party valuations and additional factors that are deemed relevant. As a private company, specific historical and implied volatility information of its stock is not available. Therefore, the Company estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies for a term equal to the expected term of the redeemable convertible preferred stock warrant. This risk free interest rate is determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the expected term of the redeemable convertible preferred stock warrant. The Company estimated a 0% expected dividend yield based on the fact that the Company has never paid or declared dividends and does not intend to do so in the foreseeable future. As of December 31, 2019, none of these warrants have been exercised. The warrant liability will continue to be adjusted to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The warrants expire in March 2021. The fair value of the warrants as of December 31, 2019 was approximately $1,662,000.

The Company determined the fair value of the Series B preferred stock warrants using the Black-Scholes-Merton option pricing model using the following assumptions:

2019
Expected dividend rate	0%
Risk free interest rate	1.58%
Expected volatility	42%
Expected term (years)	1.25

Promissory Notes Issued with Detachable Series C Preferred Stock Warrants

In connection with the issuance of the April 2013 Note and November 2013 Note, the Company issued detachable warrants to purchase 44,708 and 89,418 shares of Series C redeemable convertible preferred stock, respectively, at $6.71 per share to the lenders, which were immediately exercisable. The fair value of the April 2013 and November 2013 warrants of approximately $141,000 and $291,000, respectively, was recorded as a warrant liability with a corresponding discount recorded against the outstanding notes at the inception of the agreements. This discount was amortized to interest expense over the notes’ repayment periods. The Company revalued its Series C preferred stock warrants as of December 31, 2019 resulting in an increase in fair value of approximately $204,000 which was recorded in Other expense, net, in the accompanying Consolidated Statement of Operations and Comprehensive Loss, with a corresponding increase to the warrant liability. As of December 31, 2019, none of these warrants have been exercised. The warrant liability will be remeasured to fair value at the end of each reporting period until the warrants are exercised, forfeited or expired. The April 2013 warrants expire in February 2023, and the November 2013 warrants expire in November 2023. The aggregate fair value of the April 2013 and November 2013 warrants as of December 31, 2019 was approximately $1,686,000.

The Company determined the fair value of the April 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option pricing model using the following assumptions:

2019
Expected dividend rate	0%
Risk free interest rate	1.62%
Expected volatility	40%
Expected term (years)	3.16

The Company determined the fair value of the November 2013 Series C redeemable convertible preferred stock warrants using the Black-Scholes-Merton option pricing model and the following assumptions:

2019
Expected dividend rate	0%
Risk-free interest rate	1.64%
Expected volatility	41%
Expected term (years)	3.87